Management of financial risks, financial instruments, and other risks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash and cash equivalents	$ 15,003,643	$ 9,185,742
Securities	1,059,923	665,242
Derivatives	80,748	75,464
Financial assets at fair value through profit or loss	1,140,671	740,706
Securities	12,157,076	9,913,517
Financial assets at fair value through other comprehensive income	12,157,076	9,913,517
Credit card receivables	18,267,904	12,259,276
Loans to customers	9,421,458	5,321,885
Compulsory and other deposits at central banks	9,537,788	6,743,336
Other receivables	1,000,683	1,413,443
Other financial assets	148,777	78,483
Securities	3,141,504	885,418
Financial assets at amortized cost	41,518,114	26,701,841
Other exposures
Unused limits (i)	28,841,327	17,663,606
Credit Commitments	$ 28,841,327	$ 17,663,606